Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
May 29, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments
The notional and fair values of our derivative contracts are as follows:

(in millions)	Notional Values		Balance Sheet Location	Fair Values
				Derivative Assets		Derivative Liabilities
	May 29, 2016	May 31, 2015		May 29, 2016	May 31, 2015	May 29, 2016	May 31, 2015
Derivative contracts designated as hedging instruments
Equity forwards	$14.9	$11.4	(1)	$1.2	$0.4	$—	$—
Interest rate related	—	200.0	(1)	—	3.6	—	—
				$1.2	$4.0	$—	$—
Derivative contracts not designated as hedging instruments
Equity forwards	$28.2	$51.7	(1)	$2.6	$1.3	$—	$—
				$2.6	$1.3	$—	$—
Total derivative contracts				$3.8	$5.3	$—	$—

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivative instruments in cash flow hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2016	2015	2014		2016	2015	2014		2016	2015	2014
Equity	$2.0	$2.1	$(3.5)	(2)	$2.1	$(1.0)	$(0.8)	(2)	$0.9	$1.1	$1.4
Interest rate	—	—	—	Interest, net	(37.4)	(45.7)	(10.3)	Interest, net	—	—	—
	$2.0	$2.1	$(3.5)		$(35.3)	$(46.7)	$(11.1)		$0.9	$1.1	$1.4

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses and general and administrative expenses.

Not Designated As Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivatives not designated as hedging instruments in the consolidated statements of earnings are as follows:

(in millions)	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
		2016	2015	2014
Equity forwards	Restaurant labor expenses	$3.9	$4.0	$(0.5)
Equity forwards	General and administrative expenses	7.5	9.2	(1.3)
		$11.4	$13.2	$(1.8)